Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended
	Sep. 02, 2020	Oct. 26, 2020	Oct. 26, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Net proceeds						$ 237,300,000
Percentage of fair market value						80.00%
Business acquisition voting interests, percentage					50.00%	50.00%
Business combination, description					(i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. Unless otherwise stated herein, the term “Public Shares” includes the 2,500 shares of Class A common stock, par value $0.0001 per share, of the Company held by the Sponsor and forming part of the Sponsor Shares. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination.	(i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. Unless otherwise stated herein, the term “Public Shares” includes the 2,500 shares of Class A common stock, par value $0.0001 per share, of the Company held by the Sponsor and forming part of the Sponsor Shares. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination.
Net tangible assets						$ 5,000,001
Percentage of restricted redeeming shares						20.00%
Dissolution Expenses					$ 100,000	$ 100,000
Company's obligation to redeemed, percentage					100.00%	100.00%
Trust account, per share (in Dollars per share)					$ 10.00	$ 10.00
Trust account, description					In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or Class A Unit of Opco not held by Rice and (ii) the actual amount per Public Share or Class A Unit of Opco not held by Rice held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share or Class A Unit of Opco not held by Rice due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or Class A Unit of RAC OpCo not held by Rice and (ii) the actual amount per Public Share or Class A Unit of RAC OpCo not held by Rice held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share or Class A Unit of RAC OpCo not held by Rice due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Class A common stock (in Dollars per share)					$ 0.0001	$ 0.0001
Purchase price						$ 20,000,000
Exercise price, per share (in Dollars per share)						$ 11.50
Capital resources on operating bank account					$ 1,300,000	$ 5,000,000,000
Payment from sponsor to purchase founder shares				$ 1,980,000	1,980,000
Loan amount					290,000	290,000
Gross proceeds from initial public offering					$ 237,250,000
Percentage of fair market value					80.00%
Net tangible assets least					$ 5,000,001
Public shares, percentage.					20.00%
Working capital deficit					$ 1,600,000
Tax obligations.					$ 32,000
Rice Acquisition Corp. [Member] | Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business Combination						$ 150,000,000
Aria Energy LLC [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Ownership interests					94.35%	94.35%
Joint venture owned					90.00%	50.00%
Over-Allotment Option [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering (in Shares)		2,225,000
Initial public offering price, per share (in Dollars per share)		$ 10.00	$ 10.00
Offering costs		$ 12,500,000	$ 12,500,000
Gross proceeds from initial public offering		$ 237,300,000	$ 237,300,000
Private Placement [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering (in Shares)		6,771,000
Initial public offering price, per share (in Dollars per share)		$ 1.00	$ 1.00		$ 1.00
Gross proceeds		$ 6,800,000
Issuance of warrants (in Shares)		6,771,000	6,771,000
Gross proceeds		$ 6,800,000
Initial Public Offering [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering (in Shares)		23,725,000
Deferred underwriting commissions		$ 7,600,000
Aggregate of shares (in Shares)				3,225,000	3,225,000
Gross proceeds from initial public offering					$ 237,300,000
Sponsor [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering price, per share (in Dollars per share)		$ 10.00	$ 10.00
Initial Public Offering [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering (in Shares)		23,725,000
Initial public offering price, per share (in Dollars per share)		$ 10.00	$ 10.00
Gross proceeds		$ 237,300,000
Offering costs		12,500,000
Deferred underwriting commissions		$ 7,600,000
Class B Common Stock [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering (in Shares)	5,750,100
Class A common stock (in Dollars per share)					$ 0.0001	$ 0.0001
Common Class A [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering price, per share (in Dollars per share)					12.00	12.00
Class A common stock (in Dollars per share)					$ 0.0001	$ 0.0001
Aggregate of shares (in Shares)						30,000,000
Common Class A [Member] | PIPE Investors [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Aggregate purchase price						$ 300,000,000
Sponsor [Member] | Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sponsor price, per shares (in Dollars per share)						$ 10.00
Payment from sponsor to purchase founder shares					$ 26,000	$ 26,000